Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of June 30,
	2026	2025
	USD	USD
Trademark	2,783,569	2,636,494
Less: accumulated amortization	(1,012,487)	(599,451)
Intangible assets, net	1,771,082	2,037,043

Schedule of Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
Year	Amount
2027	379,596
2028	379,596
2029	379,596
2030	379,596
2031 and thereafter	252,698
Total	1,771,082